LEASES - Lessor (Details) - USD ($)	12 Months Ended			36 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024
LEASES
Revenue from sales type leases	$ 45,411	$ 112,908	$ 165,101
Financing income on lease receivables	12,019	12,935	13,362
Lease income - operating leases	911,140	627,347	986,252
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other Nonoperating Income (Expense)
Variable lease income	323,180	482,493	500,381
Revenue from maintenance services	106,745	113,582	235,248
Total lease income	1,398,495	1,349,265	1,900,344
Profit at lease commencement on sales type leases	$ 10,000	$ 15,000	$ 46,000